Share-based Payment Arrangements - Summary of Options Granted Priced Using Binomial Option Pricing Model (Detail)	1 Months Ended								12 Months Ended
	Sep. 30, 2017 yr $ / shares	Jul. 31, 2016 yr $ / shares	Jul. 31, 2015 yr $ / shares	Jul. 31, 2014 yr $ / shares	Jul. 31, 2013 yr $ / shares	Jul. 31, 2012 yr $ / shares	Jul. 31, 2011 yr $ / shares	Jul. 31, 2010 yr $ / shares	Dec. 31, 2020 yr $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant-date share price	$ 1.28	$ 2.26	$ 1.88	$ 1.36	$ 1.36	$ 1.25	$ 0.80	$ 0.80	$ 2.22
Exercise price	$ 1.28	$ 2.26		$ 1.36		$ 0.80			$ 2.06
Expected volatility	38.33%	39.34%	36.37%	50.86%	50.58%	52.25%		59.16%	66.25%
Expected life | yr	10	10	10	10	10	10	10	10	10
Risk-free interest rate	1.10%	1.46%	2.43%	2.58%	2.50%	1.61%		2.954%	0.92%
Bottom Of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price			$ 1.36		$ 0.80		$ 0.20	$ 0.20
Expected volatility							54.26%
Risk-free interest rate							2.96%
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price			$ 1.88		$ 1.36		$ 0.80	$ 0.80
Expected volatility							54.44%
Risk-free interest rate							3.22%